Financial Instruments and Risk Management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	£ 584	£ 303
Net amount	584	303
Financial Derivative Assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	818	971
Related amounts not offset in the Group balance sheet	(211)	(502)
Net amount	607	469
Financial Derivative Liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	(234)	(668)
Related amounts not offset in the Group balance sheet	211	502
Net amount	£ (23)	£ (166)